Debt	9 Months Ended
Sep. 30, 2026
Debt Disclosure [Abstract]
Debt

7. Debt

On August 12, 2026, the Company refinanced portions of its existing Term Loan Facility (USD) and Term Loan Facility (EUR) (collectively, "Term Loan Facilities"). The transaction included a new $650,871 Term Loan Facility ("Extended Term Loan Facility (USD)") and a new €478,421 Term Loan Facility ("Extended Term Loan Facility (EUR)") (collectively the "Extended Term Loan Facilities"), each maturing in June 2030, subject to a springing maturity provision that will cause the Extended Term Loan Facilities to become payable 91 days prior to the maturity of the Secured Notes (or any refinancing thereof) to the extent that $250,000 or more in aggregate principal amount of such notes remain outstanding on such date. The Extended Term Loan Facilities were used to refinance an equivalent amount of the existing Term Loan Facility (USD) and Term Loan Facility (EUR), predominantly through a cashless rollover as well as additional and new borrowings. Following the refinancing, $162,718 and €107,860 of the Term Loan Facility (USD) and Term Loan Facility (EUR), respectively, will remain outstanding under their original terms. The Extended Term Loan Facilities require annual principal payments of 5% of the original balance (compared to 1% per annum for the Term Loan Facility (USD)).

In addition, on August 12, 2026, the Company refinanced its previous Revolving Credit Facility with a new senior secured $372,500 revolving credit facility maturing in August 2031 (the "Extended Revolving Credit Facility"), subject to a springing maturity provision that will cause the Extended Revolving Credit Facility to become payable 91 days prior to the maturity of (i) the Secured Notes (or any refinancing thereof), (ii) the Extended Term Loan Facility (USD), or (iii) the Extended Term Loan Facility (EUR) if $250,000 or more in aggregate principal amount remain outstanding under such debt instruments on such date. The refinancing of the Extended Term Loan Facilities and Extended Revolving Credit Facility is collectively referred to as the Refinancing Transaction.

The Company evaluated the Refinancing Transaction in accordance with ASC 470-50, Debt Modifications and Extinguishments and accounted for the refinancing of the Term Loan Facilities as a debt modification. Accordingly, existing unamortized debt issuance costs continue to be amortized over the term of the modified facilities, and $60,240 of lender fees incurred in connection with the Refinancing Transaction were capitalized and will be amortized over the term of the modified facilities. The Company also recognized $14,987 within "Other expense, net", during the three and nine months ended September 30, 2026 related to third-party fees incurred in connection with the Refinancing Transaction. Third-party fees are presented as operating cash outflows and lender fees, in the form of original issue discount, are presented within financing activities, net against proceeds from and repayments of loans and borrowings, in the unaudited condensed consolidated statement of cash flows.

As a result of the increase in borrowing capacity under the Extended Revolving Credit Facility, deferred financing costs associated with the prior revolving credit facility will continue to be amortized over the term of the Extended Revolving Credit Facility. In addition, lender and third-party fees of $2,045 incurred in connection with the Refinancing Transaction were capitalized and deferred. These capitalized costs are included within "Other assets, non-current" in the unaudited condensed consolidated statement of financial position and are presented within financing activities, net against proceeds from and repayments of loans and borrowings in the unaudited condensed consolidated statement of cash flows.

The $400,000 aggregate principal amount of Secured Notes (USD) and €435,000 aggregate principal amount of Secured Notes (EUR) (“Secured Notes”) were not impacted by the Refinancing Transaction. Further, the Company retains its Line of Credit of $75,000 which is restricted for use in funding settlements in the Merchant Solutions business and is secured against known transactions. As of September 30, 2026 and December 31, 2025, the Company had outstanding balances of $45,000 and $74,000, respectively, under this Line of Credit.

Subsequent to the Refinancing Transaction, the Company's debt facilities and key terms are as follows:

Facility	Original Principal / Facility amount	Interest Rate	Effective Interest Rate (1)	Facility Maturity Date	Principal Outstanding as of September 30, 2026 (Local Currency)	Principal Outstanding as of September 30, 2026 (USD)
Term Loan Facility (USD) (2)	$162,718	USD SOFR (4) + 0.11%(5) + 2.75% (0.5% floor)	12.0%	Jun-28	160,170	$160,170
Term Loan Facility (EUR) (2)	€107,860	EURIBOR + 3.00% (0% floor)	10.4%	Jun-28	107,860	122,221
Extended Term Loan Facility (USD) (2)	$650,871	USD SOFR (4) + 5% (0.5% floor)	12.0%	Jun-30	650,871	650,871
Extended Term Loan Facility (EUR) (2)	€478,421	EURIBOR + 5.00% (0% floor)	10.4%	Jun-30	478,421	542,121
Secured Notes (EUR)	€435,000	3.00%	3.2%	Jun-29	421,362	477,464
Secured Notes (USD)	$400,000	4.00%	4.2%	Jun-29	337,206	337,206
Extended Revolving Credit Facility (3)	$372,500
USD borrowings		USD SOFR (4) + 2.50% (0% floor)	6.4%	Aug-31	144,000	144,000
EUR borrowings		EURIBOR + 2.50% (0% floor)	5.0%	Aug-31	100,000	113,314
Line of Credit	$75,000	Term SOFR (4) + 2.70% (0% floor)	6.7%	Jul-27	45,000	45,000
Total Principal Outstanding						$2,592,367

(1)
The effective interest rate is as of September 30, 2026.
(2)
The Effective Interest Rates for the USD- and EUR-denominated facilities are calculated collectively for the Term Loan Facility and Extended Term Loan Facility within each respective currency.
(3)
Represents a single $372,500 multi-currency revolving credit facility under which borrowings may be denominated in U.S. Dollars or Euros.
(4)
The Term Secured Overnight Financing Rate ("Term SOFR") is the forward-looking term rate based on the SOFR. The Term SOFR is administered by the CME Group Benchmark Association Limited.
(5)
Represents a credit spread adjustment to reflect the historical difference between LIBOR and SOFR.

	September 30, 2026	December 31, 2025
Principal Outstanding	$2,592,367	$2,639,448
Unamortized debt issuance cost	(71,743)	(24,220)
Total	2,520,624	2,615,228
Short-term debt (1)	114,839	10,190
Non-current debt	$2,405,785	$2,605,038
(1)
Short-term debt consists of $45,000 outstanding under the line of credit, $10,190 under the Term Loan Facility (USD), $32,545 under the Extended Term Loan Facility (USD), and $27,104 under the Extended Term Loan Facility (EUR).

For the three months ended September 30, 2026 and 2025, interest expense, including amortization of deferred debt issuance cost, was $41,666 and $34,141, respectively. For the nine months ended September 30, 2026 and 2025, interest expense, including amortization of deferred debt issuance cost, was $111,078 and $102,363, respectively.

Maturity requirements on debt as of September 30, 2026 by year are as follows:

Remainder 2026	$17,460
2027	114,839
2028	329,304
2029	874,320
2030	999,130
2031	257,314
Total	$2,592,367

The Company made scheduled principal payments under its Term Loan Facilities of $2,547 during the three months ended

September 30, 2026 and 2025, and $7,642 during the nine months ended September 30, 2026 and 2025. In addition, the Company made voluntary prepayments of $25,292 under its Term Loan Facilities during the nine months ended September 30, 2025. Other than as it relates to the Refinancing Transaction, no voluntary prepayments under the Term Loan Facilities were made during 2026.

The Company has also made drawdowns and repayments on the Extended Revolving Credit Facility throughout the quarter. As of September 30, 2026, $257,314 was drawn down on the Extended Revolving Credit Facility and as of December 31, 2025, $226,184 was drawn down on the previous Revolving Credit Facility.

Compliance with Covenants

The Company’s facilities as described above contain affirmative, restrictive and incurrence-based covenants, including, among others, financial covenants based on the Company’s leverage and Extended Revolving Credit Facility utilization, as defined in the debt agreement. The financial covenants under the facilities require the Company to test its Consolidated First Lien Debt Ratio if the principal amount of the Extended Revolving Credit Facility, less any cash and cash equivalents, at the reporting date exceeds 40% of the total Revolving Credit Facility Commitment. If the Extended Revolving Credit Facility utilization is greater than 40% at the reporting date, there is an additional requirement that the Consolidated First Lien Debt Ratio is not permitted to exceed 7.5 to 1.0. The Consolidated First Lien Debt Ratio is the ratio of (a) consolidated senior secured net debt of the Company and restricted subsidiaries as of the last day of such relevant period to (b) Last Twelve Months ("LTM") EBITDA, as defined in the Senior Credit Facility, of the Company and the restricted subsidiaries for the relevant period.

In addition, the Company’s Line of Credit requires us to maintain certain financial covenants for Paysafe Payment Processing Services LLC (“PPPS”), including a Fixed Charge Coverage Ratio of not less than 1.10 to 1.00 (or 1.25 to 1.00 on an adjusted basis), a leverage ratio not to exceed 2:00 to 1:00 and minimum liquidity of $3,000. “Fixed Charge Coverage Ratio” as defined in the agreement and in relation to PPPS means (a) EBITDA less (i) non-financed capital expenditures, (ii) tax payments, and (iii) certain restricted payments, divided by (b) the sum of (i) scheduled principal payments on funded debt, (ii) principal payments in respect of certain intercompany indebtedness , and (iii) interest expense.

There are no changes to the Company’s financial covenant ratios following the Refinancing Transaction. The Company was in compliance with its covenants as of the date of issuance of these unaudited condensed consolidated financial statements.

Letters of Credit

As of September 30, 2026 and December 31, 2025, the Company had issued approximately $162,670 and $153,328, letters of credit, respectively, for use in the ordinary course of business. As of September 30, 2026 and December 31, 2025, the Company held $20,000 as collateral in connection with a letter of credit issued to Paysafe. Under the terms of the arrangement, the release and use of these funds are subject to the consent of the issuing bank; accordingly, the balance is classified as restricted cash within "Customer accounts and other restricted cash."